Accounts payable and accrued liabilities - Schedule of accounts payable and accrued liabilities (Details) - CAD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019
Trade and other current payables [abstract]
Trade payable	$ 2,292,954	$ 620,041	$ 493,027	$ 126,481
Accrued liabilities	1,045,409	384,239	188,265	29,822
Salary, bonus and vacation payable	1,116,203	122,230	65,722	29,343
Interest payable	4,915	0
Payroll taxes payable	0	692	67,229	0
Other			4,031	13,041
Total	$ 4,459,481	$ 1,127,202	$ 818,274	$ 198,687